Note 16 - Lease (Including Related Parties) - Future Minimum Operating Lease Payments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
2020	$ 55,896	$ 61,051
2021	47,437	61,051
2022	25,368	25,902
2023	28,676	31,320
2024	28,676	31,320
Thereafter	71,690	86,130
Total lease payments	257,743	296,774
Less imputed interest	58,273	68,150
Present value of lease liabilities	$ 199,470	$ 228,624